Income Taxes (Components of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components of Income Tax Expense:
Current income tax expense	$ 22,382	$ 12,062	$ 10,724
Deferred income tax expense (benefit)	1,041	(683)	150
Total income tax expense	$ 23,423	$ 11,379	$ 10,874